CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 4,341,908	$ 1,905,357
Other receivables	208,524	231,053
Prepaid expenses and deposits	76,183	15,290
Investments	222,906	459,080
Inventory	51,468	52,133
Digital assets - restricted	0	1,601,865
Digital assets	5,468,067	2,213,575
Total current assets	10,369,056	6,478,353
Non-current assets
Equipment, net	64,489	67,029
Right-of-use asset, net	83,048	102,320
Intangible assets, net	4,409,482	4,513,207
Total assets	14,926,075	11,160,909
Current liabilities
Trade and other payables	3,591,253	4,182,083
Lease obligations	83,991	103,165
Warrants liability	5,318,307	0
Derivative liabilities	6,566,357	0
Notes payable	300,549	1,300,549
Convertible debentures	485,517	472,497
Total current liabilities	16,345,974	6,058,294
Total liabilities	16,345,974	6,058,294
SHAREHOLDERS’ EQUITY
Warrants	0	10,009
Contributed surplus	34,741,158	35,405,812
Foreign exchange translation reserve	214,531	91,533
Accumulated deficit	(211,846,469)	(198,286,170)
Equity attributable to shareholders of the Company	595,226	6,924,475
Non-controlling interests	(2,015,125)	(1,821,860)
Shareholders equity	(1,419,899)	5,102,615
Total liabilities and shareholders’ equity	14,926,075	11,160,909
Class A Shares
SHAREHOLDERS’ EQUITY
Class A Multiple Voting Shares to be issued	152,247	152,247
Shareholders equity	152,247	152,247
Class B Subordinate Shares
SHAREHOLDERS’ EQUITY
Share capital	$ 177,333,759	$ 169,551,044